Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income	$ 78	$ 103	$ 69
Adjustments:
Depreciation and amortization	257	182	92
Interest expense	44	46	36
Income taxes	64	48	26
Share-based compensation	75	29	13
Changes in business combination-related provisions	0	(74)	(13)
Change in market value of derivatives and other	0	32	1
Net change in non-cash operating working capital	(69)	1	(28)
Share-based compensation payments	(45)	(14)	(11)
Interest paid	(29)	(34)	(15)
Income taxes paid, net	(93)	(56)	(28)
Cash provided by operating activities	282	263	142
INVESTING ACTIVITIES
Cash payments for capital assets	(99)	(60)	(53)
Cash payments for acquisitions, net of cash acquired	(11)	(1,742)	0
Payment to acquire non-controlling interest in subsidiary	0	(70)	(51)
Cash used in investing activities	(110)	(1,872)	(104)
FINANCING ACTIVITIES
Shares issued	527	656	0
Share issuance costs	(34)	0	0
Withholding taxes paid related to net share settlement of equity awards	(5)	0	0
Repayment of long-term debt	(765)	(819)	(96)
Proceeds from long-term debt	71	1,854	72
Cash (used in) provided by financing activities	(206)	1,691	(24)
Effect of exchange rate changes on cash and cash equivalents	(4)	(9)	0
CASH POSITION
(Decrease) increase in cash and cash equivalents	(38)	73	14
Cash and cash equivalents, beginning of year	153	80	66
Cash and cash equivalents, end of year	$ 115	$ 153	$ 80